COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Narrative) (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 24, 2015	Sep. 23, 2013	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Capital Lease Obligations			$ 15,764,399		$ 9,247,569	$ 17,697,627	$ 27,777,872
Operating Leases, Rent Expense, Net			$ 152,134	$ 96,284	$ 127,835	$ 344,736	$ 89,760
Stock Issued During Period, Shares, Restricted Stock Award, Gross		67,000,000
Sale of Stock, Price Per Share		$ 0.001
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 67,000
Earnings Per Share, Diluted			$ 0.00		$ 0.00
Chief Financial Officer [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		60,000,000
Sale of Stock, Price Per Share		$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		60,000,000
Non-Related Parties [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		7,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	7,000,000